Additional Information-Financial Statement Schedule I - Condensed Financial Information of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Statement Of Income Captions [Line Items]
Net loss	¥ (1,177,120)	$ (184,717)	¥ (1,012,346)	¥ (1,504,039)
Other comprehensive income (loss), net of tax of nil:
Deemed dividend			(101,795)
Accretion of convertible redeemable preferred shares and redeemable ordinary shares	(2,217,489)	(347,972)	(837,856)	(508,130)
Total comprehensive loss attributable to ordinary shareholders of Zhangmen Education Inc.	(3,447,450)	(540,981)	(2,095,873)	(1,986,652)
Parent
Condensed Statement Of Income Captions [Line Items]
Net loss	(1,177,120)	(184,717)	(1,012,346)	(1,504,039)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	(52,841)	(8,292)	(143,876)	25,517
Total comprehensive loss attributable to Zhangmen Education Inc.	(1,229,961)	(193,009)	(1,156,222)	(1,478,522)
Deemed dividend			(101,795)
Accretion of convertible redeemable preferred shares and redeemable ordinary shares	(2,217,489)	(347,972)	(837,856)	(508,130)
Total comprehensive loss attributable to ordinary shareholders of Zhangmen Education Inc.	¥ (3,447,450)	$ (540,981)	¥ (2,095,873)	¥ (1,986,652)